Stock-Based Compensation - Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock and exercise prices	$ 1.22	$ 0.775	$ 4.140
Discount rate-bond equivalent yield	1.79%	0.99%	1.52%
Expected life (in years)	5 years 1 month 13 days	5 years 1 month 17 days	5 years 2 months 23 days
Expected volatility	70.00%	80.00%	70.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock and exercise prices	$ 2.13	$ 4.020	$ 10.140
Discount rate-bond equivalent yield	2.08%	2.11%	1.94%
Expected life (in years)	6 years 1 month 2 days	6 years 26 days	6 years 26 days
Expected volatility	90.00%	90.00%	100.00%